TANGIBLE FIXED ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment
Balance	$ 1,960,938	$ 1,748,434
Balance	1,865,290	1,960,938	$ 1,748,434
Prepayments on vessels
Balance	11,996	12,024	95,000
Additions	43,100	78,600	65,100
Transferred to vessels	55,100	78,600	148,100
Balance		11,996	12,024
Cost | Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment
Additions from business combinations	1,600
Transfers	(300)
Depreciation | Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment
Transfers	(100)
Land and buildings
Reconciliation of changes in property, plant and equipment
Balance	4,800	7,100
Balance	3,800	4,800	7,100
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment
Balance	10,900	11,700	10,400
Exchange rate adjustment	(300)	(100)
Additions	300	100	1,300
Additions from business combinations	1,100
Disposals		(800)
Balance	12,000	10,900	11,700
Land and buildings | Depreciation
Reconciliation of changes in property, plant and equipment
Balance	(6,100)	(4,600)	(2,300)
Exchange rate adjustment	(200)
Disposals		800
Depreciation for the year	2,300	2,300	2,300
Balance	(8,200)	(6,100)	(4,600)
Vessels and capitalized dry docking
Reconciliation of changes in property, plant and equipment
Balance	1,937,800	1,722,500
Balance	1,855,900	1,937,800	1,722,500
Vessels and capitalized dry docking | Cost
Reconciliation of changes in property, plant and equipment
Balance	2,443,300	2,160,100	2,064,200
Additions	77,200	290,300	102,500
Disposals	(14,200)	(40,900)	(29,800)
Transfers	55,100	78,600	148,100
Transferred to assets held-for-sale	(140,200)	(44,800)	(124,900)
Balance	2,421,200	2,443,300	2,160,100
Vessels and capitalized dry docking | Accumulated impairment
Reconciliation of changes in property, plant and equipment
Balance	(30,500)	(31,400)	(28,800)
Impairment losses on tangible fixed assets	2,700	4,600	11,100
Transferred to assets held-for-sale	11,700	5,500	8,500
Balance	(21,500)	(30,500)	(31,400)
Vessels and capitalized dry docking | Depreciation
Reconciliation of changes in property, plant and equipment
Balance	(475,000)	(406,200)	(360,600)
Disposals	14,200	40,900	29,800
Depreciation for the year	133,700	126,200	118,400
Transferred to assets held-for-sale	50,700	16,500	43,000
Balance	(543,800)	(475,000)	(406,200)
Other plant and operating equipment
Reconciliation of changes in property, plant and equipment
Balance	6,300	6,800
Balance	5,600	6,300	6,800
Other plant and operating equipment | Cost
Reconciliation of changes in property, plant and equipment
Balance	9,300	7,600	8,100
Exchange rate adjustment	(200)	(100)
Additions	800	1,900	3,800
Disposals	(700)	(100)	(4,300)
Balance	10,500	9,300	7,600
Other plant and operating equipment | Depreciation
Reconciliation of changes in property, plant and equipment
Balance	(3,000)	(800)	(3,800)
Exchange rate adjustment	200	100
Disposals	600	100	4,200
Depreciation for the year	2,800	2,400	1,200
Transferred to/from other items	200	100
Balance	$ (4,900)	$ (3,000)	$ (800)